                      [PaineWebber Life Insurance Company]

                                                             February 29, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:         PaineWebber Life Variable Annuity Account
                        File No. 811-7536
                        Rule 30b2-1 Filing

Commissioners:

            As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PaineWebber Life Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report of the underlying management investment company, Mitchell Hutchins Series Trust. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

            Pursuant to Rule 30d-1 under the Act, on February 29, 2000,
Mitchell Hutchins Series Trust filed its annual report with the Commission via EDGAR. To the extent necessary, that filing is incorporated herein by reference.

                                                         Sincerely,

                                                         /s/ Gerianne J. Silva
                                                         Gerianne J. Silva

cc: Kimberly J. Smith